Committments and Contingencies - Tables (Details) $ in Millions	Sep. 30, 2015 USD ($)
Minimum Payments Under Operating Leases
2016	$ 6.4
2017	5.8
2018	5.9
2019	2.7
2020	2.8
Thereafter	23.1
Total	46.7
Washington Gas Light Company | Gas Purchase Committments
Contract Minimums
2016	340.6	[1]
2017	413.8	[1]
2018	403.4	[1]
2019	396.6	[1]
2020	413.6	[1]
Thereafter	4,819.0	[1]
Total	6,787.0	[1]
Washington Gas Light Company | Pipeline Contracts
Contract Minimums
2016	208.8	[2]
2017	200.8	[2]
2018	199.1	[2]
2019	211.1	[2]
2020	199.7	[2]
Thereafter	1,191.7	[2]
Total	2,211.2	[2]
WGL Energy Services | Gas Purchase Committments
Contract Minimums
2016	156.4	[3]
2017	67.8	[3]
2018	9.7	[3]
2019	0.5	[3]
2020	0.0	[3]
Thereafter	0.0	[3]
Total	234.4	[3]
WGL Energy Services | Pipeline Contracts
Contract Minimums
2016	3.2	[4]
2017	2.0	[4]
2018	1.4	[4]
2019	0.8	[4]
2020	0.5	[4]
Thereafter	1.2	[4]
Total	9.1	[4]
WGL Energy Services | Electric Purchase Commitments
Contract Minimums
2016	477.4	[5]
2017	215.8	[5]
2018	56.3	[5]
2019	6.2	[5]
2020	1.1	[5]
Thereafter	0.0	[5]
Total	756.8	[5]
Commitments related to renewable energy credits	15.7
WGL Midstream | Gas Purchase Committments
Contract Minimums
2016	252.9	[6]
2017	348.6	[6]
2018	1,082.6	[6]
2019	1,650.9	[6]
2020	1,866.4	[6]
Thereafter	32,117.1	[6]
Total	37,318.5	[6]
WGL Midstream | Pipeline Contracts
Contract Minimums
2016	20.4	[4]
2017	18.4	[4]
2018	15.9	[4]
2019	60.9	[4]
2020	65.0	[4]
Thereafter	1,031.7	[4]
Total	1,212.3	[4]
Non Utility Total
Contract Minimums
2016	910.3
2017	652.6
2018	1,165.9
2019	1,719.3
2020	1,933.0
Thereafter	33,150.0
Total	$ 39,531.1

[1]	Includes known and reasonably likely commitments to purchase natural gas. Cost estimates are based on forward market prices at September 30, 2015.
[2]	Represents minimum payments for natural gas transportation, storage and peaking contracts that have expiration dates through fiscal year 2034.
[3]	(a) Represents fixed price commitments with city gate equivalent deliveries.
[4]	(b) Represents minimum payments for natural gas transportation and storage contracts that have expiration dates through fiscal year 2044.
[5]	(c) Represents electric purchase commitments that are based on existing fixed price and fixed volume contracts. Includes $15.7 million of commitments related to renewable energy credits.
[6]	(d) Includes known and reasonably likely commitments to purchase natural gas. Cost estimates are based on forward market prices as of September 30, 2015. Certain of our gas purchase agreements have optionality, which may cause increases in these commitments.